Warrant liability (Schedule of detailed information about life of warrant contractual term) (Details) - Warrants [Member]				1 Months Ended
	Oct. 10, 2025 $ / shares	Jan. 07, 2025 $ / shares	Jan. 02, 2025 $ / shares	Jun. 17, 2025 $ / shares	Sep. 26, 2024 $ / shares	Sep. 24, 2024 $ / shares	Jul. 24, 2024 $ / shares	Jul. 18, 2024 $ / shares	Oct. 10, 2025 $ / shares	Jun. 17, 2025 $ / shares	Jan. 07, 2025 $ / shares	Jan. 02, 2025 $ / shares	Sep. 26, 2024 $ / shares	Sep. 24, 2024 $ / shares	Jul. 24, 2024 $ / shares	Jul. 18, 2024 $ / shares
Share price | (per share)	$ 0.05	$ 0.05	$ 0.05	$ 0.03	$ 0.08	$ 0.02	$ 0.02	$ 0.02	$ 0.04	$ 0.02	$ 0.04	$ 0.04	$ 0.06	$ 0.01	$ 0.01	$ 0.01
Exercise price | (per share)	$ 0.06	$ 0.05	$ 0.05	$ 0.07	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.04	$ 0.05	$ 0.04	$ 0.04	$ 0.04	$ 0.04	$ 0.04	$ 0.04
Volatility factor (based on historical volatility)	151.00%	157.00%	157.00%	161.00%	160.00%	160.00%	155.00%	153.00%
Risk free interest rate	2.47%	2.92%	2.92%	2.71%	3.01%	2.95%	3.77%	3.83%
Expected life (in years) of warrant	1 year	3 years	3 years	3 years	3 years	3 years	3 years	3 years
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%